Offerings - Offering: 1	Jan. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	148.12
Maximum Aggregate Offering Price	$ 1,481,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 204,553.72
Offering Note	Security Class Title and Amount of Registration Fee (1): The ordinary shares of Novartis AG, nominal value CHF 0.49 per share ("Novartis Shares") will be represented by American Depositary Shares of Novartis AG ("Novartis ADSs"), each of which currently represents one Novartis Share. A separate registration statement on Form F-6 (333-198623) has been filed with the Securities and Exchange Commission (the "Commission") on September 8, 2014 for the registration of Novartis ADSs evidenced by American Depositary Receipts issuable upon deposit of the Novartis Shares. Amount Registered (2): Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the amount being registered also includes an indeterminate number of Novartis Shares, which may be issuable under the Novartis Corporation Employee Share Purchase Plan for North American Employees (the "Plan") as a result of variations in share capital, share splits, share dividends or similar transactions. Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price (3): Estimated pursuant to Rule 457(c) under the Securities Act solely for the purpose of computing the registration fee, based upon the average of the high and low price for the Novartis ADSs on the New York Stock Exchange on January 28, 2026.